Other Liabilities	12 Months Ended
Dec. 31, 2011
Other Liabilities Disclosure [Abstract]
Other Liabilities
NOTE 12. Other Liabilities

Other current liabilities are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Product warranty and recall reserves	$42	$44
Non-income taxes payable	41	41
Income taxes payable	29	38
Restructuring reserves	26	43
Payables to related parties	24	8
Deferred income	21	6
Foreign currency hedges	16	—
Accrued reorganization items	9	97
Accrued interest payable	7	11
Other accrued liabilities	52	77
	$267	$365

Other non-current liabilities are summarized as follows:

	December 31
	2011	2010
	(Dollars in Millions)
Income tax reserves	$97	$96
Deferred income	42	20
Non-income taxes payable	41	43
Product warranty and recall reserves	24	31
Other accrued liabilities	21	27
	$225	$217

Current and non-current deferred income of $14 million and $37 million, respectively, relate to various customer accommodation, support and other agreements. Revenue associated with these agreements is being recorded in relation to the delivery of associated products. In accordance with the terms of the underlying agreement or over the estimated period of benefit to the customer, generally representing the duration of remaining production on current vehicle platforms. The Company recorded $23 million of revenue associated with these payments during the year ended December 31, 2011. The Company expects to record approximately $14 million, $12 million, $11 million, $8 million and $5 million of deferred amounts in the annual periods of 2012, 2013, 2014, 2015 and 2016, respectively.